Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	$ 27,720	$ 45,452
Accounts receivable	13,562	241,068
Allowance for doubtful accounts	0	(5,281)
Notes receivable	138,353	2,279
Maximum exposure to credit risk for financial instruments	$ 179,635	$ 283,518